Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4 – Accounts Receivable

Accounts receivable as of September 30, 2021 and December 31, 2021 consists of the following:

Description	September 30, 2021	December 31, 2020
Accounts receivable on completed contracts	$40,018	$43,221
Costs and estimated earnings on contracts in progress	232,423	319,001
Total	$272,441	$362,222

Costs and Estimated Earnings on projects are recognized on the percentage of completion method for work performed on contracts in progress at September 30, 2021 and December 31, 2020.

The Company records contracts for future payments based on contractual agreements entered into at the inception of construction contracts. Amounts are payable from customers based on milestones established in each contract. Larger contracts are billed and recorded in advance and unearned profits are netted against the billed amounts such that accounts receivable reflect current amounts due from customers on completed projects and amounts earned on projects in process are reflected in the balance sheet as costs and estimated earnings in excess of billings on contracts in progress. Excess billings on contracts in process are recorded as liabilities of $229,713 and $558,907 at September 30, 2021 and December 31, 2020 respectively.

Note 4 – Accounts Receivable

Accounts receivable as of December 31, 2020 and 2019, consists of the following:

Description	December 31, 2020	December 31, 2019
Accounts receivable on completed contracts	$43,221	$30,408
Costs and estimated earnings on contracts in progress	319,001	243,693
Total	$362,222	$274,101

Costs and Estimated Earnings on projects are recognized on the percentage of completion method for work performed on contracts in progress at December 31, 2020 and December 31, 2019.

The Company records contracts for future payments based on contractual agreements entered into at the inception of construction contracts. Amounts are payable from customers based on milestones established in each contract. Larger contracts are billed and recorded in advance and unearned profits are netted against the billed amounts such that accounts receivable reflect current amounts due from customers on completed projects and amounts earned on projects in process are reflected in the balance sheet as costs and estimated earnings in excess of billings on contracts in progress. Excess billings on contracts in process are recorded as liabilities and were $558,907 at December 31, 2020 and $76,052 at December 31, 2019.